Pension and Other Post-Employment Benefits - Recognised in PL related to pension and other staff related benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Pension costs and other staff-related benefit costs	€ 366	€ 385	€ 381
Net defined benefit assets liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28	39	34
Net Interest cost	(5)	(4)	(4)
Effect of curtailment or settlement			(3)
Defined benefit plans	23	35	27
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(1)	(4)	(3)
Net Interest cost	3	2	3
Defined benefit plans	2	(1)
Other [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	22	(2)
Net Interest cost		0	1
Effect of curtailment or settlement		(1)
Defined benefit plans	2	21	(1)
Total
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	29	57	29
Net Interest cost	(2)	(2)
Effect of curtailment or settlement		(1)	(3)
Defined benefit plans	26	54	26
Defined contribution plans	340	331	355
Pension costs and other staff-related benefit costs	€ 366	€ 385	€ 381